UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2013 through January 31, 2013

Commission File Number of issuing entity: 333-139609-06

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2010-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139609

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

8585 North Stemmons Freeway

Suite 1100-N

Dallas, Texas 75247

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

27-6705244

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10–D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10–D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes   ☒     No   ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

This current report on Form 10-D/A amends and restates in its entirety the current report on Form 10-D and Exhibit 99.1 of Santander Drive Auto Receivables Trust 2010-2 dated February 6, 2013 and filed with the Commission on February 14, 2013 in order to correct the Net losses since Cut-off Date dollar amount and the Cumulative Net Loss Ratio percentage reported. See Exhibit 99.1 to this current report on Form 10-D/A and below for the corrected numbers. Neither the timing nor the amount of principal or interest payable to Noteholders was impacted by this adjustment.

Collection Period Ending	Corrected Cumulative Net Loss Ratio	Corrected Net Losses Since Cut-off Date
5/31/2012	6.42%	$82,505,856.19
6/30/2012	6.64%	$85,314,067.32
7/31/2012	6.89%	$88,544,583.27
8/31/2012	7.13%	$91,619,996.39
9/30/2012	7.42%	$95,346,320.06
10/31/2012	7.71%	$99,022,024.31
11/30/2012	8.01%	$102,834,699.48
12/31/2012	8.25%	$105,957,844.23
1/31/2013	8.27%	$106,251,465.98

Other than as expressly set forth above, this Form 10-D/A does not, and does not purport to, update or restate the information in any item or exhibit of the original filing or reflect any events that have occurred after the original filing.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit	99.1 Revised Monthly Servicer’s Certificate dated February 26, 2013

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 26, 2013

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2010-2
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Senior Vice President and Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Revised Monthly Servicer’s Certificate dated February 26, 2013

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